Pensions and post-retirement benefits (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of defined benefit plans [abstract]
Disclosure of income statement charge	The following tables include amounts recognised in the income statement and an analysis of benefit obligations and scheme assets for all Barclays Bank
Group defined benefit schemes. The net position is reconciled to the assets and liabilities recognised on the balance sheet. The tables include funded and unfunded post-retirement benefits. The income statement charge with respect to defined contribution schemes is disclosed as part of footnotes to
Note 28 Staff costs.

Income statement (credit)/charge
	2023	2022	2021
	£m	£m	£m
Current service cost	119	28	58
Net finance (income)/cost	(222)	(122)	(26)
Past service cost	—	20	—
Other movements	(1)	—	2
Total	(104)	(74)	34

Disclosure of balance sheet reconciliation

Balance sheet reconciliation
	2023		2022
	Barclays Bank Group Total	Of which relates to UKRF	Barclays Bank Group Total	Of which relates to UKRF
	£m	£m	£m	£m
Benefit obligation at beginning of the year	(20,801)	(19,990)	(31,834)	(30,859)
Current service cost	(151)	(141)	(209)	(197)
Interest costs on scheme liabilities	(959)	(929)	(725)	(707)
Past service cost	—	—	(20)	(20)
Remeasurement (loss)/gain - financial	(698)	(683)	10,995	10,734
Remeasurement gain/(loss) - demographic	311	310	268	270
Remeasurement (loss)/gain - experience	(264)	(260)	(521)	(510)
Employee contributions	(5)	(1)	(4)	—
Benefits paid	1,115	1,075	1,339	1,299
Exchange and other movements	32	1	(90)	—
Benefit obligation at end of the year	(21,420)	(20,618)	(20,801)	(19,990)
Fair value of scheme assets at beginning of the year	25,360	24,680	35,467	34,678
Interest income on scheme assets	1,181	1,155	847	829
Employer contribution	54	39	1,807	1,785
Remeasurement - return on scheme assets (less)/greater than discount rate	(532)	(548)	(11,510)	(11,313)
Employee contributions	5	1	4	—
Benefits paid	(1,115)	(1,075)	(1,339)	(1,299)
Exchange and other movements	(39)	(18)	84	—
Fair value of scheme assets at end of the year	24,914	24,234	25,360	24,680
Net surplus	3,494	3,616	4,559	4,690
Retirement benefit assets	3,667	3,616	4,743	4,690
Retirement benefit liabilities	(173)	—	(184)	—
Net retirement benefit assets	3,494	3,616	4,559	4,690

Disclosure of actuarial valuation of schemes	Actuarial valuation of the scheme's obligation is dependent upon a series of assumptions. Below is a summary of the main financial and demographic assumptions adopted for the UKRF.

Key UKRF financial assumptions	2023	2022
	% p.a.	% p.a.
Discount rate	4.49	4.80
Inflation rate (RPI)	3.17	3.21
The table below shows how the assumed life expectancy at 60, for members of the UKRF, has varied over the past three years:

Assumed life expectancy	2023	2022	2021
Life expectancy at 60 for current pensioners (years)
– Males	26.5	26.8	27.3
– Females	29.3	29.5	29.6
Life expectancy at 60 for future pensioners currently aged 40 (years)
– Males	28.0	28.3	29.1
– Females	30.7	31.0	31.4

Change in key assumptions
	2023	2022

	(Decrease)/Increase in UKRF defined benefit obligation	(Decrease)/Increase in UKRF defined benefit obligation
	£bn	£bn
Discount rate
0.5% p.a. increase	(1.2)	(1.1)
0.25% p.a. increase	(0.6)	(0.6)
0.25% p.a. decrease	0.6	0.6
0.5% p.a. decrease	1.3	1.2
Assumed RPI
0.5% p.a. increase	0.8	0.8
0.25% p.a. increase	0.4	0.4
0.25% p.a. decrease	(0.4)	(0.4)
0.5% p.a. decrease	(0.8)	(0.8)
Life expectancy at 60
One year increase	0.6	0.6
One year decrease	(0.6)	(0.5)

Disclosure of analysis of scheme assets	The value of the assets of the schemes and their percentage in relation to total scheme assets were as follows:

Analysis of scheme assets
	Barclays Bank Group Total				Of which relates to UKRF
	Quoted	Unquoted[a]	Value	% of total fair value of scheme assets	Quoted	Unquoted[a]	Value	% of total fair value of scheme assets
	£m	£m	£m	%	£m	£m	£m	%
As at 31 December 2023
Equities	116	—	116	0.5	—	—		—
Private equities	—	2,259	2,259	9.1	—	2,259	2,259	9.3
Bonds - fixed government	1,544	—	1,544	6.2	1,289	—	1,289	5.3
Bonds - index-linked government	9,400	—	9,400	37.7	9,383	—	9,383	38.8
Bonds - corporate and other	6,014	1,237	7,251	29.1	5,818	1,237	7,055	29.1
Property	17	1,197	1,214	4.9	—	1,197	1,197	4.9
Infrastructure	814	720	1,534	6.2	814	720	1,534	6.3
Hedge funds	11	1,309	1,320	5.3	—	1,309	1,309	5.4
Derivatives	25	(1,584)	(1,559)	(6.3)	25	(1,584)	(1,559)	(6.4)
Longevity reinsurance contracts	—	(131)	(131)	(0.5)	—	(131)	(131)	(0.5)
Cash and liquid assets[b]	(1,134)	3,036	1,902	7.6	(1,143)	3,036	1,893	7.8
Mixed investment funds	12	—	12	—	—	—	—	—
Other	5	47	52	0.2	—	5	5	—
Fair value of scheme assets	16,824	8,090	24,914	100.0	16,186	8,048	24,234	100.0

As at 31 December 2022
Equities	113	—	113	0.5	—	—	—	0.0
Private equities	—	2,734	2,734	10.8	—	2,734	2,734	11.1
Bonds - fixed government	1,353	—	1,353	5.3	1,098	—	1,098	4.4
Bonds - index-linked government	9,847	—	9,847	38.9	9,829	—	9,829	39.9
Bonds - corporate and other	5,884	1,551	7,435	29.3	5,690	1,551	7,241	29.3
Property	13	1,310	1,323	5.2	—	1,310	1,310	5.3
Infrastructure	793	790	1,583	6.2	793	790	1,583	6.4
Hedge funds	11	1,362	1,373	5.4	—	1,362	1,362	5.5
Derivatives	(20)	(1,837)	(1,857)	(7.3)	(20)	(1,837)	(1,857)	(7.5)
Longevity reinsurance contracts	—	(123)	(123)	(0.5)	—	(123)	(123)	(0.5)
Cash and liquid assets[b]	(1,776)	3,286	1,510	6.0	(1,789)	3,286	1,497	6.1
Mixed Investment funds	11	—	11	—	—	—	—	—
Other	7	51	58	0.2	—	6	6	—
Fair value of scheme assets	16,236	9,124	25,360	100.0	15,601	9,079	24,680	100.0
Notes
aValuation of unquoted assets is provided by the underlying managers or qualified independent valuers. The valuation for some of the unquoted assets, in particular private equities, is based on valuations as at 30 September 2023 adjusted by cash flows, these being the latest available valuations as at the point of publication. All valuations are determined in accordance with relevant industry guidance. Barclays Bank Group does not believe these valuations will differ materially from the fair value, in the context of the overall UKRF asset size.
bCash and liquid assets for the UKRF consists of £354m (2022:£521m) cash, £91m (2022:£80m) receivables/payables, £3,036m (2022: £3,286m) pooled cash funds and
£(1,588)m (2022: £(2,390)m) repurchase agreements.

Disclosure of defined benefit contributions paid	Defined benefit contributions paid with respect to the UKRF were as follows:

Contributions paid
£m
2023	39
2022	1,785
2021	955